Leases - Schedule of Operating Lease Cost (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Sep. 30, 2024	Jun. 30, 2026
Schedule Of Operating Lease Cost Abstract
Operating lease costs	$ 0	$ 39	$ 0
Operating cash flows from operating leases	0	240	0
Operating leases	0	695	$ 0
Operating leases right-of-use asset	0	823		$ 4,189
Current operating lease liabilities	0	504		1,362
Non-current operating lease liabilities	0	143		$ 2,685
Total operating lease liabilities	$ 0	$ 647
Weighted average remaining lease term (years)	0 years	2 years 7 months 6 days
Weighted average discount rate	0.00%	10.70%